Income tax - Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Income/(loss) before tax	€ 1,341	€ (505)	€ (370)
Tax using the Luxembourg tax rate	335	(126)	(93)
Effect of tax rates in foreign jurisdictions	(37)	1	(11)
Permanent differences	61	69	23
Change in unrecognized deferred taxes	(173)	92	124
Adjustments in respect of previous years	10	(10)	12
Foreign withholding taxes	1	2	2
Other	6	(1)	3
Income tax expense	€ 203	€ 27	€ 60